EARNINGS PER SHARE (Details 1) - shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Outstanding employee options and nonvested restricted stocks	0	293,512	0